Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	618,742,378.10	30,682
Yield Supplement Overcollateralization Amount 12/31/18	43,481,865.12	0
Receivables Balance 12/31/18	662,224,243.22	30,682
Principal Payments	21,547,936.95	853
Defaulted Receivables	945,598.34	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	41,521,962.53	0
Pool Balance at 01/31/19	598,208,745.40	29,788

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.59%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,443,950.36	192
Past Due 61-90 days	1,505,474.85	71
Past Due 91-120 days	299,707.70	15
Past Due 121+ days	0.00	0
Total	6,249,132.91	278

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	251,319.80
Aggregate Net Losses/(Gains) - January 2019	694,278.54
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.26%
Prior Net Losses Ratio	0.30%
Second Prior Net Losses Ratio	1.05%
Third Prior Net Losses Ratio	0.41%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	15,852,531.75
Actual Overcollateralization	15,852,531.75
Weighted Average APR	3.04%
Weighted Average APR, Yield Adjusted	6.11%
Weighted Average Remaining Term	55.36

Flow of Funds	$ Amount

Collections	23,488,604.90
Investment Earnings on Cash Accounts	46,088.66
Servicing Fee	(551,853.54)
Transfer to Collection Account	0.00
Available Funds	22,982,840.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,333,202.72
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,136,959.68
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,852,531.75
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,595,372.20

Total Distributions of Available Funds	22,982,840.02

Servicing Fee	551,853.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 01/15/19	602,345,705.08
Principal Paid	19,989,491.43
Note Balance @ 02/15/19	582,356,213.65

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2
Note Balance @ 01/15/19	233,305,705.08
Principal Paid	19,989,491.43
Note Balance @ 02/15/19	213,316,213.65
Note Factor @ 02/15/19	78.1950930%

Class A-3
Note Balance @ 01/15/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	272,800,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Note Balance @ 01/15/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	71,720,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	24,520,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,397,976.39
Total Principal Paid	19,989,491.43
Total Paid	21,387,467.82

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	499,663.05
Principal Paid	19,989,491.43
Total Paid to A-2 Holders	20,489,154.48

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7412889
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8984747
Total Distribution Amount	26.6397636

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.8316094
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.2752618
Total A-2 Distribution Amount	75.1068712

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	206.96
Noteholders' Principal Distributable Amount	793.04

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	2,042,854.72
Investment Earnings	4,069.65
Investment Earnings Paid	(4,069.65)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72